INVESTMENT IN FINANCE LEASE	12 Months Ended
Dec. 31, 2015
INVESTMENT IN FINANCE LEASE [Abstract]
INVESTMENT IN FINANCE LEASE

13.	INVESTMENT IN FINANCE LEASE

As of December 31, 2015, one of the Company's vessels was accounted for as a sales-type lease (2014: nil) and this was acquired as a result of the Merger. The components of the investment in sales-type lease as at December 31, 2015 maybe summarized as follows:

(in thousands of $)
Net minimum lease payments receivable	45,089
Estimated residual values of leased property (unguaranteed)	10,821
Less: finance lease interest income	(5,925)
Total investment in sales-type lease	49,985
Current portion	9,329
Long-term portion	40,656
49,985

The minimum future gross revenues to be received under the Company's non-cancelable sales-type lease as of December 31, 2015 are as follows:

(in thousands of $)
2016	11,525
2017	11,493
2018	10,419
2019	11,493
2020	159
Thereafter	—
45,089

The counterparty to the lease is a state-owned oil company, which the Company has deemed to have a low credit risk.